Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based payments
Share-based payments

17.  Share-based payments

a)  LTRP

On November 6, 2014, the shareholders of the Company and the shareholders of its subsidiary Servicios Corporativos, approved an amendment to the current LTRP for the benefit of certain key employees, based on the recommendations of the Board of Directors of the Company at its meetings held on July 24 and August 29, 2014. For such purposes on November 10, 2014 an irrevocable Administrative Trust was created by Servicios Corporativos and the key employees. The new plan was restructured and named LTIP, which consists of a share purchase plan (equity-settled transaction) and SARs plan (cash settled).

On October 18, 2018, the Board of Directors of the Company approved a new long-term retention plan LTRP for certain executives of the Company, through which the beneficiaries of the plan, will receive shares of the Company once the service conditions are met. This plan does not include cash compensations granted through appreciation rights on the Company’s shares. The retention plans granted in previous periods under LTRP will continue in full force and effect until their respective due dates and the cash compensation derived from them will be settled according to the conditions established in each plan.

b)  LTIP

- Share purchase plan (equity-settled)

Under the share purchase plan (equity- settled), in November 2014 certain key employees of the Company were granted with a special bonus by an amount of Ps.10,831, to be used to purchase Company’s shares. The plan consisted in:

(i)	Servicios Corporativos granted a bonus to each key executive;
(ii)

The bonus amount by Ps.7,059, net of withheld taxes, was transferred on November 11, 2014, as per the written instructions of each key employees, to the Administrative Trust for the acquisition of Series A shares of the Company through an intermediary authorized by the BMV based on the Administration Trust’s Technical Committee instructions;

(iii)

Subject to specified terms and conditions set forth in the Administrative Trust, the acquired shares were in escrow under the Administrative Trust for its administration until the vesting period date for each key executive, date as of which the key executive can fully dispose of the shares and instruct as desired.

(iv)

The share purchase plan provides that if the terms and conditions are not met by the vesting period date, then the shares would be sold in the BMV, and Servicios Corporativos would be entitled to receive the proceeds of the sale of shares.

(v)

The key employees’ account balance will be tracked by the Administrative Trust. The Administrative Trust’s objectives are to acquire Series A shares on behalf of the key employees and to manage the shares granted to such key executive based on instructions set forth by the Technical Committee.

As the Administrative Trust is controlled and therefore consolidated by Controladora, shares purchased in the market and held within the Administrative Trust are presented for accounting purposes as treasury stock in the consolidated statement of changes in equity.

In November 2020, 2019 and 2018, the extensions to the LTIP were approved by the Company’s shareholder’s and Company’s Board of Directors, respectively. The total cost of the extensions approved were Ps.92,132 (Ps.59,899 net of withheld taxes), Ps.86,772 (Ps.56,407 net of withheld taxes) and Ps.63,961 (Ps.41,590 net of withheld taxes), respectively. Under the terms of the incentive plan, certain key employees of the Company were granted a special bonus that was transferred to the Administrative Trust for the acquisition of Series A shares of the Company.

As of December 31, 2020, 2019 and 2018, the number of shares into the Administrative Trust associated with the Company’s share purchase payment plans is as follows:

	Number of Series A
	shares
Outstanding as of January 1st, 2018	820,088	*
Purchased during the year	3,208,115
Granted during the year	—
Exercised/vested during the year	(353,457)
Forfeited during the year	(121,451)
Outstanding as of December 31, 2018	3,553,295	*
Purchased during the year	2,694,600
Granted during the year	—
Exercised/vested during the year	(959,614)
Forfeited during the year	(173,090)
Outstanding as of December 31, 2019	5,115,191
Purchased during the year	3,159,763
Granted during the year	—
Exercised/vested during the year	(2,142,426)
Forfeited during the year	(327,217)
Outstanding as of December 31, 2020	5,805,311	*

* These shares are presented as treasury shares in the consolidated statement of financial position as of December 31, 2020, 2019 and 2018.

The vesting period of the shares granted under the Company’s share purchase plans is as follows:

Number of Series A
shares	Vesting period
2,979,412	November 2020 – 2021
1,819,440	November 2021 – 2022
1,006,459	November 2022 – 2023
5,805,311

In accordance with IFRS 2, the share purchase plans are classified as equity-settled transactions on the grant date. This valuation is the result of multiplying the total number of Series A shares deposited in the Administrative Trust and the price per share, plus the balance in cash deposited in the Administrative Trust.

For the years ended December 31, 2020, 2019 and 2018, the compensation expense recorded in the consolidated statement of operations amounted to Ps.75,040,  Ps.49,659 and Ps.19,980, respectively. All shares held in the Administrative Trust are considered outstanding for both basic and diluted (loss) earnings per share purposes, since the shares are entitled to dividend if and when declared by the Company.

During 2020, 2019 and 2018, some key employees left the Company; therefore, the vesting conditions were not fulfilled. In accordance with the terms of the plan, Servicios Corporativos is entitled to receive the proceeds of the sale of such shares, the number of forfeited shares as of December 31, 2020, 2019 and 2018, were (327,217), (173,090) and (121,451), respectively.

- SARs (cash settled)

On November 6, 2014, the Company granted 4,315,264 SARs to key employees that entitle them to a cash payment and vest as long as the employee continues to be employed by the Company at the end of each anniversary, during a 3 years period. The total amount of the appreciation rights granted under this plan at the grant date was Ps.10,831 at such date.

Fair value of the SARs was measured at each reporting date. The carrying amount of the liability relating to the SARs as of December 31, 2019 and 2018 were Ps.1,901 and Ps.537, respectively. The retention plan granted in previous periods expired in November 2020.

The compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits over the service period. During the years ended December 31, 2020, 2019 and 2018, the Company recorded a expense (benefit) of Ps.(1,901), Ps.2,964 and Ps.(186), respectively, in the consolidated statement of operations.

The fair value of these SARs was estimated at the grant date and at each reporting date using the Black-Scholes option pricing model, taking into account the terms and conditions on which the SARs were granted.

During the years ended December 31, 2019, the Company made a cash payment to key employees related to the SARs plan in the amount of Ps.2,395.

Such payments were determined based on the increase in the share price of the Company from the grant date to the exercisable date.

c)  MIP

- MIP I

In April 2012, the Board of Directors authorized a MIP for the benefit of certain key employees, subject to shareholders’ approval. On December 21, 2012, the shareholders approved the MIP consisting of: (i) the issuance of an aggregate of 25,164,126 Series A and Series B shares, representing 3.0% of the Company’s fully diluted capital stock; (ii) a grant of options to acquire shares of the Company or CPOs having shares as underlying securities for which, as long as certain conditions occur, the employees will have the right to request the delivery of those shares (iii) the creation of an Administrative Trust to deposit such shares in escrow until they are delivered to the officers or returned to the Company in the case that certain conditions do not occur; and (iv) the execution of share sale agreements setting forth the terms and conditions upon which the officers may exercise its shares at Ps.5.31 (five Mexican pesos 31/100) per share.

On December 24, 2012, the Administrative Trust was created and the share sale agreements were executed. On December 27, 2012, the trust borrowed Ps.133,723 from the Company and immediately after; the trust paid the Company the same amount borrowed as purchase price for the shares.

The share sale agreements provide that the officers may pay for the shares at the same price upon the occurrence of either an initial public offering of the Company’s capital stock or a change of control and as long as they remain employees until the options are exercised, with a maximum term of ten years. Upon payment of the shares by the officers to the Management Trust, it must pay such amount back to the Company as repayment of the loan, for which the Company charges no interest.

The MIP has been classified as equity-settled, by which, the grant date, fair value is fixed and is not adjusted by subsequent changes in the fair value of capital instruments. Equity-settled transactions are measured at fair value at the date the equity benefits are conditionally granted to employees. The total cost of the MIP determined by the Company was Ps.2,722 to be recognized from the time it becomes probable the performance condition will be met over the vesting period. Total cost of the MIP related to the vested shares has been fully recognized in the consolidated statements of operations during the vesting years.

This cost was determined by using the improved Binomial valuation model from Hull and White, on the date in which the plan had already been approved by the shareholders and a shared understanding of the terms and conditions of the plan was reached with the employees (December 24, 2012, defined as the grant date), with the following assumptions:

2012
Dividend yield (%)	0.00%
Volatility (%)	37.00%
Risk—free interest rate (%)	5.96%
Expected life of share options (years)	8.8
Exercise share price (in Mexican pesos Ps.)	5.31
Exercise multiple	1.1
Fair value of the stock at grant date	1.73

The expected volatility reflects the assumption that the historical volatility of comparable companies is indicative of future trends, which may not necessarily be the actual outcome.

Under the methodology followed by the Company, at the grant date and December 31, 2012, the granted shares had no positive intrinsic value.

In 2019, the key employees exercised 2,780,000 Series A shares. As a result, the key employees paid to the Management Trust Ps.14,773 corresponding to the exercised shares for the year ended December 31, 2019. During 2020, there were no exercised shares under the MIP.

Thereafter, the Company received from the Management Trust the payment related to the exercised shares by the key employees as a repayment of the loan between the Company and the Management Trust.

Movements in share options

The following table illustrates the number of shares options and fixed exercise prices during the year:

					Total in
	Number of share		Exercise price		thousands of
	options		in Mexican pesos		Mexican pesos
Outstanding as of December 31, 2018	Ps.	10,433,981	Ps.	5.31	Ps.	55,441
Granted during the year		—		—		—
Forfeited during the year		—		—		—
Exercised during the year		(2,780,000)		5.31		(14,773)
Outstanding as of December 31, 2019		7,653,981		5.31		40,668
Granted during the year		—		—		—
Forfeited during the year		—		—		—
Exercised during the year		—		—		—
Outstanding as of December 31, 2020	Ps.	7,653,981	Ps.	5.31	Ps.	40,668

At December 31, 2020 and 2019, 7,653,981 and 7,653,981 share options pending to exercise were considered as treasury shares, respectively.

- MIP II

On February 19, 2016, the Board of Directors of the Company authorized an extension to the MIP for certain key employees. Such extension was modified as of November 6, 2016. Under MIP II, 13,536,960 share appreciation rights of our Series A shares were granted to be settled annually in cash in a period of five years in accordance with the established service conditions. In addition, a five-year extension to the period in which the employees can exercise MIP II once the SARs are vested was approved.

Fair value of the SARs is measured at each reporting period using a Black-Scholes option pricing model, taking into consideration the terms and conditions granted to the employees. The amount of the cash payment is determined based on the increase in our share price between the grant date and the settlement date.

The carrying amount of the liability relating to the SARs as of December 31, 2020 and 2019 was Ps.177,770 and Ps.70,567, respectively. The compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits over the service period.

During the years ended December 31, 2020 and 2019, the Company recorded a (benefit) expense of Ps.107,204 and Ps. 37,760, respectively, in the consolidated statement of operations. No SARs were exercised during 2020.

The vesting schedule is summarized in the table below:

Number of SARs		Vesting date
3,391,020		February 2021
3,391,020	*

* Includes forfeited SARs of 0,0 and 1,563,520, for the years ended December 31, 2020, 2019 and 2018, respectively.

The expense (benefit) recognized for the Company’s retention plans during the year is shown in the following table:

	2020		2019		2018
Expense (benefit) arising from cash-settled share-based payments transactions	Ps.	105,303	Ps.	40,724	Ps.	(5,238)
Expense arising from equity-settled share-based payments transactions		75,040		49,659		19,980
Total expense arising from share-based payments transactions	Ps.	180,343	Ps.	90,383	Ps.	14,742

d) Board of Directors Incentive Plan (BoDIP)

Certain members of the Board of Directors of the Company receive additional benefits through a share-based plan, which has been classified as an equity-settled share-based payment and therefore accounted under IFRS 2 “Shared based payments”.

In April 2018, the Board of Directors of the Company authorized a Board of Directors Incentive Plan “BoDIP”, for the benefit of certain board members. The BoDIP grants options to acquire shares of the Company or CPOs during a four years period with an exercise price share at Ps.9.74, Ps.16.80 and Ps.16.12 for the years ended 2020, 2019 and 2018, respectively, which was determined on the grant date. Under this plan, no service or performance conditions are required to the board members for exercise the option to acquire shares, and therefore, they have the right to request the delivery of those shares at the time they pay for them.

For such purposes on August 29, 2018 the Trust Agreement number CIB/3081 was created by Controladora Vuela, Compañia de Aviación S.A.B de C.V as trustee and CIBanco, S.A., Institucion de Banco Multiple as trustor. The number of shares hold as of December 31, 2020 and 2019 available to be exercised is 5,233,693 and 2,072,344,  respectively.